Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2008	Dec. 31, 2013 Branch Agreement	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006 Agreement	Dec. 31, 2003
Accounting Policies [Line Items]
Maturity period of federal funds		3 months
Average prepayment speed period of securities to amortize premiums and accretes discount		3 months
Servicing portfolio of real estate loan		$ 26,200,000
Number of long term repurchase agreements with third parties		2			2
Accrued interest receivable maximum recovery period		90 days
Number of branch offices involved in origination of loans and collection of deposits		18
Hedging gains or losses, fair value		0	0	0
Maturity period of cash and cash equivalents		90 days
Interest rate to be received under swap agreement	Three-month London Interbank Lending Rate (Libor) plus 3.10%	Three-month LIBOR plus 3.10% adjusted quarterly
Percentage above LIBOR	3.10%	3.10%				3.10%
Cash available for dividend		5,200,000
Additional cash dividends paid		$ 1,900,000
Treasury note redemption period		10 years
Core Deposits [Member]
Accounting Policies [Line Items]
Intangible assets useful lives		9 years